Principal Accounting Policies (Schedules of Estimated Useful Lives) (Details)	12 Months Ended
Dec. 31, 2015
Domain names and non-compete agreements [Member]
Intangible assets, net:
Estimated average useful lives	2 years
Customer relationship [Member]
Intangible assets, net:
Estimated average useful lives	5 years
Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Servers [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	4 years
Office Furniture, Vehicles & Logistics Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Software [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years